Retirement Benefits - Amounts Recognized in Consolidated Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	¥ 21,924	¥ 25,597	¥ 26,431
Net interest cost	(11,064)	(7,356)	(6,213)
Past service cost	462		(20)
Total	¥ 11,322	¥ 18,241	¥ 20,198